UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [X]; Amendment Number:    1
                                               -------

This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     11/10/08
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        158
                                         --------------
Form 13F Information Table Value Total:  $ 3,960,563
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron Rents                    COM              002535201    12179   565425 SH       Sole                   565425
Abbott Labs                    COM              002824100    99633  1806576 SH       Sole                  1798266              8310
Acco Brands Corp               COM              00081T108    22574  1663534 SH       Sole                  1663534
Afflilated Managers Group      COM              008252108     1656    18250 SH       Sole                    18250
AFLAC Inc.                     COM              001055102      585     9000 SH       Sole                     9000
AH Belo Corp Cl A              COM              001282102      876    76612 SH       Sole                    76612
Airtran Hldgs Inc.             COM              00949P108    27704  4197580 SH       Sole                  4188180              9400
Alliance Data Systems Corp     COM              018581108      376     7910 SH       Sole                     7910
Allstate Corp                  COM              020002101     7694   160094 SH       Sole                   160094
American Greetings             COM              026375105    10337   557262 SH       Sole                   557262
American International Group   COM              026874107   122025  2821386 SH       Sole                  2804936             16450
Ameris Bancorp                 COM              03076K108      228    14180 SH       Sole                    14180
Anadarko Petroleum             COM              032511107   152270  2415839 SH       Sole                  2404649             11190
Analogic Corp                  COM              032657207     9903   148830 SH       Sole                   148830
Apache Corporation             COM              037411105   197854  1637589 SH       Sole                  1628429              9160
Apogee Enterprises             COM              037598109     4514   293090 SH       Sole                   293090
Assurant Inc                   COM              04621X108     1837    30180 SH       Sole                    30180
Axis Capital Holdings          COM              G0692U109      372    10950 SH       Sole                    10950
Banctrust Finanical Group      COM              05978R107      484    45025 SH       Sole                    45025
Bank of America Corp.          COM              060505104    13975   368634 SH       Sole                   368634
Bank of New York Mellon Corp   COM              064058100    14532   348248 SH       Sole                   348248
Banner Corp                    COM              06652V109     7040   305546 SH       Sole                   305546
BB&T Corp.                     COM              054937107     1198    37382 SH       Sole                    37382
Belo Corp                      COM              080555105     4051   383283 SH       Sole                   383283
Berkshire Hathaway Inc Del Cl  COM              084670207      939      210 SH       Sole                      210
Berry Pete Co Cl A             COM              085789105    12247   263440 SH       Sole                   263440
Black & Decker Corp.           COM              091797100    56767   858800 SH       Sole                   858800
Brinks Company                 COM              109696104     8587   127820 SH       Sole                   127820
Brunswick Corp                 COM              117043109     4106   257111 SH       Sole                   257111
Callaway Golf Co               COM              131193104    14243   970230 SH       Sole                   970230
Capital City Bank Group        COM              139674105      357    12327 SH       Sole                    12327
Cardinal Health Inc            COM              14149Y108    75989  1447136 SH       Sole                  1437276              9860
Centennial Bank                COM              151345303     6474  1030820 SH       Sole                  1030820
Charming Shoppes               COM              161133103     5354  1108470 SH       Sole                  1108470
Cimarex Energy Co              COM              171798101    22078   403330 SH       Sole                   403330
Cisco Systems                  COM              17275R102    77605  3221448 SH       Sole                  3205563             15885
Citigroup Inc.                 COM              172967101     2175   101550 SH       Sole                   101550
City National Corp             COM              178566105     2020    40850 SH       Sole                    40850
Colonial Bancgroup             COM              195493309      685    71128 SH       Sole                    71128
Comerica Inc                   COM              200340107     1855    52880 SH       Sole                    52880
Commerce Bancshares            COM              200525103      590    14039 SH       Sole                    14039
Conagra Foods Inc              COM              205887102    40875  1706699 SH       Sole                  1698799              7900
Cullen Frost Bankers           COM              229899109      547    10321 SH       Sole                    10321
Del Monte Foods                COM              24522P103     7833   821890 SH       Sole                   821890
Devon Energy Corp              COM              25179M103   195479  1873663 SH       Sole                  1863203             10460
Diamond Hill Investment Group  COM              25264R207      222     2908 SH       Sole                     2908
Discover Financial Services    COM              254709108      930    56831 SH       Sole                    56831
Domtar Corporation             COM              257559104    42926  6284933 SH       Sole                  6247902             37031
Dover Corp                     COM              260003108    77158  1846766 SH       Sole                  1837976              8790
Dow Chemical                   COM              260543103    61769  1676220 SH       Sole                  1665905             10315
Eaton Vance Corporation        COM              278265103      519    17000 SH       Sole                    17000
Encore Acquisition Co          COM              29255W100    28910   717722 SH       Sole                   717722
Energen Corp                   COM              29265N108     2098    33680 SH       Sole                    33680
First Bancorp NC               COM              318910106      369    18532 SH       Sole                    18532
First Charter Corp.            COM              319439105      642    24050 SH       Sole                    24050
First Financial Holdings Inc.  COM              320239106      903    38500 SH       Sole                    38500
First Horizon National Corp.   COM              320517105      269    19230 SH       Sole                    19230
First Source Corp              COM              336901103     9526   452531 SH       Sole                   452531
First State Bancorporation     COM              336453105     9744   727700 SH       Sole                   727700
Flower Foods Inc               COM              343498101     7192   290606 SH       Sole                   290606
Fluor Corp                     COM              343412102    59915   424449 SH       Sole                   424449
Fortune Brands Inc             COM              349631101    54694   786957 SH       Sole                   786957
Freddie Mac                    COM              313400301      430    17000 SH       Sole                    17000
Freeport-McMoran Copper & Gold COM              35671D857    95631   993874 SH       Sole                   988394              5480
Gehl Co                        COM              368483103     2023   119420 SH       Sole                   119420
General Mills Inc              COM              370334104    78309  1307772 SH       Sole                  1300509              7263
Griffon Corp.                  COM              398433102      991   115225 SH       Sole                   115225
Hanesbrands Inc.               COM              410345102    69387  2376272 SH       Sole                  2358080             18192
Hanmi Financial Corp           COM              410495105     6054   819260 SH       Sole                   819260
Hanover Insurance Group Inc    COM              410867105     9277   225490 SH       Sole                   225490
Hartford Financial Services    COM              416515104     1443    19050 SH       Sole                    19050
Helmerich & Payne Inc          COM              423452101    14486   309070 SH       Sole                   309070
Hornbeck Offshore Services     COM              440543106    11850   259480 SH       Sole                   259480
Hudson City Bancorp            COM              443683107      370    20950 SH       Sole                    20950
Huntington Bancshares Inc      COM              446150104    51505  4791137 SH       Sole                  4770486             20651
Illinois Tool Works            COM              452308109    76697  1590239 SH       Sole                  1582289              7950
Imperial Capital Bancorp       COM              452680101     4311   199397 SH       Sole                   199397
Integrys Energy Group          COM              45822P105    10558   226370 SH       Sole                   226370
International Paper            COM              460146103    63415  2331440 SH       Sole                  2320005             11435
IStar Financial Inc            COM              45031U101     6892   491200 SH       Sole                   491200
Johnson & Johnson              COM              478160104    87978  1356223 SH       Sole                  1349373              6850
JP Morgan Chase & Co.          COM              46625H100     1450    33752 SH       Sole                    33752
K-Swiss                        COM              482686102    11057   698935 SH       Sole                   688525             10410
Kaydon Corp                    COM              486587108     6592   150120 SH       Sole                   150120
Kimberly Clark Corp.           COM              494368103    17184   266212 SH       Sole                   266212
Kohls Corp.                    COM              500255104    76234  1777441 SH       Sole                  1769146              8295
Lance Inc.                     COM              514606102     3547   180949 SH       Sole                   180949
Lazard LTD                     COM              G54050102      607    15900 SH       Sole                    15900
Legg Mason Inc.                COM              524901105      821    14672 SH       Sole                    14672
Lehman Brothers Holdings       COM              524908100      252     6700 SH       Sole                     6700
Lincoln Electric Holdings      COM              533900106     9028   139990 SH       Sole                   139990
Lufkin Inds Inc                COM              549764108     8991   140875 SH       Sole                   140875
McDonald's Corporation         COM              580135101   160789  2883080 SH       Sole                  2869460             13620
Meadwestvaco Corp              COM              583334107    49704  1826004 SH       Sole                  1812164             13840
Medtronic Incorporated         COM              585055106    76108  1573459 SH       Sole                  1563745              9714
Merrill Lynch & Co Inc         COM              590188108    60835  1493259 SH       Sole                  1486704              6555
Microsoft Corp.                COM              594918104    91242  3215004 SH       Sole                  3191526             23478
Mid-America Apt Cmntys         COM              59522J103     9109   182758 SH       Sole                   182758
Morgan Stanley                 COM              617446448      640    14000 SH       Sole                    14000
Newbridge Bancorp              COM              65080T102      451    51512 SH       Sole                    51512
Noble Energy Inc               COM              655044105     3068    42140 SH       Sole                    42140
Nymex Holdings                 COM              62948N104      365     4032 SH       Sole                     4032
Occidental Petroleum Corp      COM              674599105   125146  1710348 SH       Sole                  1698623             11725
Parker Hannifin Corp           COM              701094104     9717   140279 SH       Sole                   140279
Partnerre Ltd                  COM              G6852T105      229     3000 SH       Sole                     3000
Penske Automotive Group        COM              70959W103     8511   437350 SH       Sole                   437350
Pentair Inc                    COM              709631105      819    25680 SH       Sole                    25680
Pfizer Inc.                    COM              717081103     6041   288633 SH       Sole                   288633
Pinnacle Financial Partners    COM              72346Q104     1613    63000 SH       Sole                    63000
PNC Financial Services         COM              693475105     2370    36150 SH       Sole                    36150
Proassurance Corp.             COM              74267C106      787    14615 SH       Sole                    14615
Provident Bancshares Corp.     COM              743859100      233    21656 SH       Sole                    21656
Prudential Financial           COM              744320102     2200    28110 SH       Sole                    28110
Raymond James Financial Inc.   COM              754730109     1331    57925 SH       Sole                    57925
Rohm & Haas Co                 COM              775371107    37945   701649 SH       Sole                   697949              3700
Schering Plough Corp           COM              806605101    45916  3186383 SH       Sole                  3164423             21960
Seacoast BKG Corp.             COM              811707306      317    28920 SH       Sole                    28920
Southwest Airlines             COM              844741108    12668  1021592 SH       Sole                  1021592
Southwestern Energy Co         COM              845467109     9386   278610 SH       Sole                   278610
Sovereign Bancorp              COM              845905108     1931   207160 SH       Sole                   207160
Stancorp Financial Group       COM              852891100      334     7000 SH       Sole                     7000
State Street Corp.             COM              857477103      948    12000 SH       Sole                    12000
Steiner Leisure LTD            COM              P8744Y102    13090   396661 SH       Sole                   396661
Suntrust Banks                 COM              867914103     1213    22006 SH       Sole                    22006
Synovus Financial Corp.        COM              87161C105    64622  5842817 SH       Sole                  5812372             30445
Sysco Corp.                    COM              871829107    65803  2267509 SH       Sole                  2255669             11840
Taylor Capital Group           COM              876851106     4850   295355 SH       Sole                   295355
TCF Financial Group            COM              872275102      540    30150 SH       Sole                    30150
Toro Company                   COM              891092108    13261   320400 SH       Sole                   320400
Total Systems Services         COM              891906109     1714    72457 SH       Sole                    72457
Trinity Industries Inc         COM              896522109    34899  1309536 SH       Sole                  1309536
U S Airways Group Inc.         COM              90341W108     8793   986870 SH       Sole                   986870
UCBH Hldgs Inc                 COM              90262T308     5967   768988 SH       Sole                   768988
UGI Corp                       COM              902681105     8197   328945 SH       Sole                   328945
United Fire & Casualty Co      COM              910331107    12167   325330 SH       Sole                   325330
United Technologies            COM              913017109    92303  1341217 SH       Sole                  1335217              6000
UnitedHealth Group Inc         COM              91324P102    40957  1191986 SH       Sole                  1183371              8615
US Bancorp                     COM              902973304   140093  4329216 SH       Sole                  4305696             23520
Verigy Ltd                     COM              Y93691106    15834   840440 SH       Sole                   831240              9200
Wachovia Corp.                 COM              929903102    52754  1953845 SH       Sole                  1953845
Washington Mutual Inc          COM              939322103    33972  3298242 SH       Sole                  3298242
Wells Fargo & Co.              COM              949746101   137827  4736332 SH       Sole                  4710487             25845
Werner Enterprises             COM              950755108     5019   270440 SH       Sole                   270440
WGL Holdings Inc               COM              92924F106     7650   238600 SH       Sole                   238600
Whiting Petroleum Corporation  COM              966387102    18745   289945 SH       Sole                   289945
Whitney Holdings               COM              966612103      265    10700 SH       Sole                    10700
XTO Energy Inc                 COM              98385X106   115221  1862602 SH       Sole                  1862602
Zions Bancorporation           COM              989701107      718    15772 SH       Sole                    15772
Barclays Bank PLC 7.1% Pfd     PFD              06739H776      387    16000 SH       Sole                    16000
Royal Bank of Scotland 6.4% Pf PFD              780097796      448    20000 SH       Sole                    20000
Blackrock Pfd Opportunity Tr   COM SHS          09249V103      280    17027 SH       Sole                    17027
Managed High Yield Plus Fund   COM SHS          561911108      246    74918 SH       Sole                    74918
Nuveen Preferred & Convert Inc COM SHS          67073D102      611    60000 SH       Sole                    60000
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105      917    83700 SH       Sole                    83700
Western Asset High Income Fd I COM SHS          95766J102      250    27223 SH       Sole                    27223
Energy Transfer Equity, LP     LTD              29273v100     1468    47000 SH       Sole                    47000
Nustar Energy LP               LTD              67058H102     1385    28600 SH       Sole                    28600
Williams Partners L P          LTD              96950F104     1481    47000 SH       Sole                    47000